Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 26,736,700	$ 8,149,276
Bank acceptance receivables	22,085,846	19,379,845
Accounts receivable	68,945,792	67,101,297
Inventories	1,122,038	1,251,393
Prepayment and other current assets	16,428,779	1,394,539
Total current assets	135,319,155	97,276,350
Property, plant and equipment	8,758,047	7,477,744
Intangible assets	497,600	562,001
Investment	6,669,655	941,531
Other noncurrent assets	12,333,122
Deposits		30,599,755
Total assets	163,577,579	136,857,381
Current liabilities
Short-term bank borrowings	6,089,428	5,178,420
Accounts payable	16,096,165	20,981,041
Taxes payable	1,131,276	2,082,252
Accrued expenses and other current liabilities	856,698	847,066
Total current liabilities	24,173,567	29,088,779
Long term loan	724,932
Total liabilities	24,898,499	29,088,779
Commitments and contingencies
Shareholders’ equity
Ordinary share, $0.0005 par value, 80,000,000 shares authorized, 23,940,000 and 20,000,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	11,970	10,000
Preferred share, $0.0005 par value, 20,000,000 shares authorized, no shares issued and outstanding as of December 31, 2022 and 2021
Additional paid-in capital	42,967,006	9,716,484
Statutory surplus reserves	15,665,860	15,178,467
Retained earnings	83,330,239	77,574,663
Accumulated other comprehensive income (loss)	(3,852,138)	5,288,988
Total shareholders’ equity	138,122,937	107,768,602
Non-controlling interest	556,143
TOTAL EQUITY	138,679,080	107,768,602
Total liabilities and shareholders’ equity	$ 163,577,579	$ 136,857,381